Losses per Share (Tables)	6 Months Ended
Jun. 30, 2017
Losses per Share [Abstract]
Net Losses per Common Share
The calculation of net losses per common share is summarized below:

	Six-month period ended June 30,
	2017	2016

Net loss	(9,590)	(11,859)

Weighted average common shares outstanding – basic and diluted	35,217,339	19,370,412
Net loss per common share – basic and diluted	$(0.27)	$(0.61)

Potentially Dilutive Securities
As of June 30, 2017 and 2016, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, as mentioned above are:

	2017	2016
Non-vested equity incentive plan shares (Note 15)	652,700	144,000
Convertible promissory note shares (Note 3)	27,738,890	27,738,890
Public shares under warrants (Note 12)	12,065,000	-
Total	40,456,590	27,882,890